Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Amortized cost and fair value, securities available for sale

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
December 31, 2012:
U.S. agency securities	$3,616	$115	$—	$3,731
Mortgage-backed securities	78,090	1,628	(52)	79,666
Corporate securities	1,991	4	(27)	1,968
Equity securities	640	431	—	1,071

	$84,337	$2,178	$(79)	$86,436

December 31, 2011:
U.S. agency securities	$5,496	$169	$—	$5,665
Mortgage-backed securities	63,647	1,680	(15)	65,312
Corporate securities	1,989	—	(217)	1,772
Equity securities	640	415	—	1,055

	$71,772	$2,264	$(232)	$73,804

Amortized cost and fair value, securities held to maturity

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

SECURITIES HELD TO MATURITY:
December 31, 2012:
State and municipal securities	$50,648	$3,025	$(187)	$53,486

	$50,648	$3,025	$(187)	$53,486

December 31, 2011:
State and municipal securities	$34,972	$2,082	$(415)	$36,639

	$34,972	$2,082	$(415)	$36,639

Gross unrealized losses and fair value, securities available for sale

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$—	$—	$975	$27	$975	$27
Mortgage-backed securities	9,015	52	—	—	9,015	52

	9,015	52	975	27	9,990	79

SECURITIES HELD TO MATURITY:
State and municipal securities	8,753	122	1,101	65	9,854	187

Total	$17,768	$174	$2,076	$92	$19,844	$266

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$1,772	$217	$—	$—	$1,772	$217
Mortgage-backed securities	6,698	15	—	—	6,698	15

	8,470	232	—	—	8,470	232

SECURITIES HELD TO MATURITY:
State and municipal securities	1,045	19	3,185	396	4,230	415

Total	$9,515	$251	$3,185	$396	$12,700	$647

Gross realized gains and losses

	Gross Realized Gains	Gross Realized Losses	Net Gains (Losses)

December 31, 2012:
Mortgage-backed securities	$166	$—	$166

	$166	$—	$166

December 31, 2011:
Equity securities	$8	$—	$8
Mortgage-backed securities	4	$—	4

	$12	$—	$12

Amortized cost and fair value by contractual maturity

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)

1 year or less	$833	$843	$3,362	$3,398
Over 1 year through 5 years	3,772	3,881	15,349	16,062
Over 5 years through 10 years	1,002	975	23,282	24,696
Over 10 years	—	—	8,655	9,330
Mortgage-backed securities	78,090	79,666	—	—
Equity securities	640	1,071	—	—

	$84,337	$86,436	$50,648	$53,486